Tax-Managed Multi-Cap Growth Portfolio
July 31, 2026
Portfolio of Investments (Unaudited)

Common Stocks — 98.7%

Security	Shares	Value
Biotechnology — 3.0%
AbbVie, Inc.	17,006	$ 4,267,485
Argenx SE ADR(1)	1,668	1,424,172
Vertex Pharmaceuticals, Inc.(1)	7,471	3,564,414
		$ 9,256,071
Broadline Retail — 9.5%
Amazon.com, Inc.(1)	108,465	$ 29,456,925
		$ 29,456,925
Capital Markets — 0.8%
S&P Global, Inc.	5,966	$ 2,457,574
		$ 2,457,574
Chemicals — 1.2%
Ecolab, Inc.	5,380	$ 1,493,649
Sherwin-Williams Co.	6,570	2,239,385
		$ 3,733,034
Commercial Services & Supplies — 1.3%
Copart, Inc.(1)	49,420	$ 1,439,110
Waste Connections, Inc.	14,337	2,399,727
		$ 3,838,837
Consumer Staples Distribution & Retail — 2.2%
Performance Food Group Co.(1)	58,516	$ 6,693,645
		$ 6,693,645
Diversified Telecommunication Services — 0.2%
Space Exploration Technologies Corp., Class A(1)(2)	6,803	$ 737,241
		$ 737,241
Electrical Equipment — 2.5%
AMETEK, Inc.	31,600	$ 7,638,036
		$ 7,638,036
Entertainment — 0.5%
Live Nation Entertainment, Inc.(1)(2)	9,609	$ 1,673,215
		$ 1,673,215
Security	Shares	Value
Financial Services — 3.7%
Visa, Inc., Class A	30,882	$ 11,306,827
		$ 11,306,827
Food Products — 0.4%
Mondelez International, Inc., Class A	21,749	$ 1,355,180
		$ 1,355,180
Ground Transportation — 2.0%
Norfolk Southern Corp.	8,734	$ 2,930,082
Uber Technologies, Inc.(1)	47,387	3,334,150
		$ 6,264,232
Health Care Equipment & Supplies — 1.1%
Intuitive Surgical, Inc.(1)	4,680	$ 1,653,585
Stryker Corp.	4,839	1,576,062
		$ 3,229,647
Health Care Providers & Services — 0.4%
UnitedHealth Group, Inc.	3,237	$ 1,341,413
		$ 1,341,413
Hotels, Restaurants & Leisure — 1.9%
Booking Holdings, Inc.	15,650	$ 3,018,885
Domino's Pizza, Inc.	3,079	1,069,768
Marriott International, Inc., Class A	4,720	1,759,757
		$ 5,848,410
Interactive Media & Services — 14.6%
Alphabet, Inc., Class A	56,023	$ 19,951,471
Alphabet, Inc., Class C	40,555	14,463,941
Meta Platforms, Inc., Class A	18,990	10,571,923
		$ 44,987,335
IT Services — 1.5%
GoDaddy, Inc., Class A(1)	30,073	$ 2,488,240
Okta, Inc.(1)	15,035	2,133,918
		$ 4,622,158
Life Sciences Tools & Services — 0.4%
Danaher Corp.	6,647	$ 1,296,032
		$ 1,296,032
Pharmaceuticals — 1.7%
Eli Lilly & Co.	4,585	$ 5,267,431
		$ 5,267,431

Tax-Managed Multi-Cap Growth Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Professional Services — 0.0%†
Mobility Global, Inc.(1)	5,966	$ 121,587
		$ 121,587
Semiconductors & Semiconductor Equipment — 18.7%
Broadcom, Inc.	24,620	$ 9,584,074
Monolithic Power Systems, Inc.	8,854	12,626,070
NVIDIA Corp.	177,438	35,620,678
		$ 57,830,822
Software — 15.4%
Adobe, Inc.(1)	9,206	$ 2,305,274
Cadence Design Systems, Inc.(1)	5,883	2,000,338
Intuit, Inc.	6,414	2,027,273
Microsoft Corp.	69,246	32,180,001
Palo Alto Networks, Inc.(1)	11,120	3,689,950
Salesforce, Inc.	19,700	3,625,194
ServiceTitan, Inc., Class A(1)	21,343	1,772,749
		$ 47,600,779
Specialty Retail — 2.3%
TJX Cos., Inc.	44,664	$ 7,027,434
		$ 7,027,434
Technology Hardware, Storage & Peripherals — 10.7%
Apple, Inc.	100,863	$ 31,157,589
Sandisk Corp.(1)	640	777,491
Seagate Technology Holdings PLC	1,395	1,194,302
		$ 33,129,382
Textiles, Apparel & Luxury Goods — 0.4%
Lululemon Athletica, Inc.(1)	8,980	$ 1,067,453
		$ 1,067,453
Trading Companies & Distributors — 2.3%
United Rentals, Inc.	6,684	$ 7,213,774
		$ 7,213,774
Total Common Stocks (identified cost $88,310,164)		$304,994,474

Short-Term Investments — 1.6%

Affiliated Fund — 1.4%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.59%(3)	4,200,682	$ 4,200,682
Total Affiliated Fund (identified cost $4,200,682)		$ 4,200,682

Securities Lending Collateral — 0.2%

Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.68%(4)	771,043	$ 771,043
Total Securities Lending Collateral (identified cost $771,043)		$ 771,043
Total Short-Term Investments (identified cost $4,971,725)		$ 4,971,725
Total Investments — 100.3% (identified cost $93,281,889)		$309,966,199
Other Assets, Less Liabilities — (0.3)%		$ (960,510)
Net Assets — 100.0%		$309,005,689

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)
All or a portion of this security was on loan at July 31, 2026. The aggregate market value of securities on loan at July 31, 2026 was
$960,486 and the total market value of the collateral received by the
Portfolio was $1,019,321, comprised of cash of $771,043 and
U.S. government and/or agencies securities of $248,278.

(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2026.
(4)	Represents investment of cash collateral received in connection with securities lending.

Abbreviations:
ADR	– American Depositary Receipt

Tax-Managed Multi-Cap Growth Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

The Portfolio did not have any open derivative instruments at July 31, 2026.
Affiliated Investments
At July 31, 2026, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $4,200,682, which represents 1.4% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended July 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$819,535	$15,817,279	$(12,436,132)	$ —	$ —	$4,200,682	$129,867	4,200,682

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2026, the hierarchy of inputs used in valuing the Portfolio's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$304,994,474 *	$ —	$ —	$304,994,474
Short-Term Investments:
Affiliated Fund	4,200,682	—	—	4,200,682
Securities Lending Collateral	771,043	—	—	771,043
Total Investments	$309,966,199	$—	$—	$309,966,199

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent annual or semi-annual financial statements.